SIGNIFICANT CONCENTRATIONS OF CREDIT RISK (Details) (Product Concentration Risk [Member])	12 Months Ended
Dec. 31, 2013
Product Concentration Risk [Member]
Concentration Risk [Line Items]
Maximum amortization terms on loan origination	30 years
Loan to value ratio (in hundredths)	80.00%